Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Significant Expense Categories Regularly Reviewed by CODM

The following table summarizes the significant expense categories regularly reviewed by the CODM for the three and nine months ended September 30, 2025 and 2024.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Net revenues	$42	$56	$166	$183
Costs and operating expenses:
Cost of goods sold	203	187	663	585
Research and development	2,700	2,757	7,933	7,708
Sales and marketing	405	394	1,124	1,216
General and administrative	2,442	1,690	6,331	5,381
Total costs and operating expenses	5,750	5,028	16,051	14,890
Operating loss	(5,708)	(4,972)	(15,885)	(14,707)
Other income (expense):
Other segment items[1]	(308)	(737)	312	(1,028)
Interest expense, related party	(471)	(264)	(1,590)	(432)
Other income (expense), net	5	13	(7)	(10)
Total other income (expense), net	(774)	(988)	(1,285)	(1,470)
Net loss	$(6,482)	$(5,960)	$(17,170)	$(16,177)

(1)	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of private warrant liability and change in fair value of publicly traded warrant liability.

The following table summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2024 and 2023.

	Year ended December 31,
	2024	2023
Net revenues	$225	$316
Costs and operating expenses:
Cost of goods sold	742	789
Research and development	10,179	8,956
Sales and marketing	1,734	1,666
General and administrative	6,826	7,264
Total costs and operating expenses	19,481	18,675
Operating loss	(19,256)	(18,359)

Other segment items(1)	(697)	(11,617)
Interest expense, related party	(816)	—
Other income	(26)	54
Total other expense, net	(1,539)	(11,563)
Net loss	$(20,795)	$(29,922)

(1)	Other segment items include the change in fair value of convertible notes payable (related party), change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to modification, and change in fair value of publicly traded warrant liability.